Milliman Variable Insurance Trust

Prospectus

October 11, 2022

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Strategy Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (II)	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Strategy Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jan (II)

This Prospectus relates only to the series of Milliman Variable Insurance Trust (the “Trust”) that are listed above (each, a “Fund,” and, collectively, the “Funds”). Each Fund currently offers only Class 3 shares, and only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies and other qualified investors. You cannot purchase Fund shares (“Shares”) directly. Please contact your insurance company or other financial intermediary regarding how to invest in Shares of a Fund.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Important Information About the Funds

please read before making an investment

▪	The Funds have characteristics unlike traditional investment products and will not be suitable for all investors. Carefully read this Prospectus before determining whether any Fund may be a suitable investment.

▪	A Fund is not operational and cannot be purchased by an investor until approximately the tenth day of the month indicated in the name of the Fund.

▪	Each Fund seeks to provide exposure to the S&P 500 Index, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, while providing a combination of two of the below “Options Strategies,” which are designed to produce certain pre-determined outcomes (the “Outcomes”), over a six-year period (each, an “Outcome Period”), as specified in each Fund’s name. There is no guarantee that a Fund will be successful in its attempt to achieve its investment objective and/or Outcomes. There also is no guarantee that a particular Options Strategy will be successful. An investor may lose some or all of their investment in a Fund.

Options Strategies	Description
1. Buffer Strategy	Designed to provide a cushion against a specified percentage of losses in the Fund’s S&P 500 Index exposure (the “Buffer”) if the S&P 500 Index experiences losses during the Outcome Period.
2. Par Up Strategy	Designed to provide participation in the gains of the S&P 500 Index at a declared participation rate (the “Par Up Rate”) if the S&P 500 Index experiences gains during the Outcome Period.
3. Par Down Strategy	Designed to limit losses in the Fund’s S&P 500 Index exposure at a declared participation rate (the “Par Down Rate”) if the S&P 500 Index experiences losses during the Outcome Period.

▪	Each Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio comprised of fixed income securities, including money market funds and other interest-bearing instruments, cash, exchange-traded funds (“ETFs”) that primarily invest in any of the foregoing instruments, and options on ETFs and options box spreads (the “Collateral Portfolio”). An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. While the Funds will primarily transact in FLEX Options, each Fund may utilize over-the-counter (“OTC”) options if no FLEX Options are available or appropriate for use in that Fund. The Collateral Portfolio is designed primarily to serve as margin or collateral for a Fund’s options positions and secondarily to enhance the Fund’s upside S&P 500 Index options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional options contracts). FLEX Options are exchange-traded options contracts with uniquely customizable terms, that reference (i.e., derive their value from) either the S&P 500 Index or an ETF, including an ETF that seeks to track the performance of the S&P 500 Index, and are guaranteed for settlement by the Options Clearing Corporation (“OCC”). OTC options are traded and privately negotiated in the OTC market, and which also reference either the S&P 500 Index or an ETF, as well as being subject to counterparty risk of the writer of the options contract. If the Collateral Portfolio experiences losses, it could have the effect of reducing the impact of, or completely eliminating, a Fund’s Buffer or the Par Down Rate, as applicable, on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio could cause a Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer or Par Down Rate, as applicable, an investor could lose their entire investment. Any stated Buffer or Par Down Rate is not operative against losses in the Collateral Portfolio.

▪

Under normal circumstances (i.e., where a Fund’s investment adviser already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), a Fund will not use defensive strategies or attempt to reduce its exposure to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, a Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

▪	On the last business day of any stated Outcome Period, all of a Fund’s existing options contracts will expire and the Fund’s investment adviser will transact in a new set of options contracts on the same business day, which will commence a new Outcome Period. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

▪	Each Fund’s website will provide information about the definitive Par Up Rate as applicable to that Fund as of a specific time. This website will also provide information relating to the Outcomes of each Fund on a daily basis, including the Fund’s position relative to the Par Up Rate. Investors considering purchasing Shares should visit the applicable Fund’s website before making an investment in that Fund.

▪	Each Fund’s investment strategy is designed to deliver returns that provide exposure to the S&P 500 Index if Shares are bought on the day on which the Fund enters into the options contracts and held until those options contracts expire at the end of the Outcome Period. In the event an investor purchases Shares after the date on which the options contracts were entered into or redeems Shares prior to the expiration of the options contracts, the returns realized by the investor will not match those that the Fund seeks to achieve. Investors considering purchasing Shares after an Outcome Period has begun or redeeming Shares prior to the end of the Outcome Period should visit the applicable Fund’s website prior to making such a decision to fully understand their potential investment outcomes in that Fund at that time.

Investor Suitability

An investment in Shares may be suitable for you only if all of the following apply to you:

▪	Each Fund seeks to achieve specified Outcomes, but there is no guarantee that the Outcomes for an Outcome Period will be achieved. You fully understand the risks inherent in an investment in a Fund, including that you may lose some or all of your investment.

▪	The Outcomes described in this prospectus are specifically designed to apply only if you hold Shares on the first day of the Outcome Period and continue to hold them on the last day of the Outcome Period. You therefore desire to invest in a product with a return that depends upon the performance of the S&P 500 Index over a full Outcome Period.

▪	You are willing to hold Shares for the duration of the Outcome Period or, if you choose to purchase or redeem Shares during the Outcome Period, you understand the associated risks, including that you may receive a very different return based on the Fund’s value at the time of your purchase or redemption. Investors purchasing Shares of a Fund after the Outcome Period begins can access the Funds’ website at www.millimanfunds.com for additional information regarding possible Outcomes depending upon projected index performance.

▪	At the end of any particular Outcome Period, the relevant Fund will reset for a new Outcome Period tied to the S&P 500 Index and with the same downside protection rate (whether a Buffer Strategy or Par Down Strategy), but the Par Up Rate may change based on (i) evaluation by Milliman Financial Risk Management LLC, the Funds’ investment adviser (“Milliman”), of prevailing market conditions on the first day of the Outcome Period, and (ii) the total number of long call options contracts on the S&P 500 Index or corresponding ETF(s) that Milliman is able to purchase at that time (the number of which will depend, in part, upon the expected income from the Collateral Portfolio).

▪	You can tolerate fluctuations in the value of the net asset value of the Shares prior to the end of the Outcome Period that may be similar to, or exceed, the downside fluctuations in the value of the S&P 500 Index.

▪	You understand and accept the risks associated with the Collateral Portfolio, including that it may (a) cause a Fund not to achieve its investment objective and/or Outcomes or (b) otherwise negatively impact the Fund’s Options Strategies.

▪	You understand that the performance of the Collateral Portfolio could cause a Fund to significantly underperform the S&P 500 Index.

▪	Investors investing in Funds utilizing the Buffer Strategy only: You are willing to be exposed to the downside performance of the S&P 500 Index beyond the stated Buffer at a rate of 1% for each 1% decrease in value of the S&P 500 Index.

▪	Investors investing in Funds utilizing the Par Down Strategy only: You understand and accept that you may experience losses in excess of the Par Down Rate in a Fund’s S&P 500 Index exposure for the applicable Outcome Period at the time of your investment.

▪	Investors investing in Funds utilizing the Par Up Strategy only: You understand and accept that your potential return is limited by the Par Up Rate in effect for the applicable Outcome Period at the time of your investment.

▪	You understand that a Fund’s investment strategy is not expected to provide dividends to you.

▪	You understand and accept the risks associated with the Funds’ investments in underlying investment companies (i.e., ETFs and money market funds).

▪	You are willing to assume counterparty risk with the relevant counterparty to a Fund’s options positions.

▪	You have visited the relevant Fund’s website and understand the Outcomes available to you based upon the Fund you selected at the time of your purchase.

Table of Contents

Page

Fund Summaries	1

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Fund Summary: Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (II)

Investment Objective

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 20% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a six-year period.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)
Class 3
Management Fees	0.49%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.50%
Acquired Fund Fees and Expenses(1)	0.08%
Total Annual Fund Operating Expenses	1.32%
Fee Waiver and/or Expense Reimbursement(2)(3)	(0.33)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99%

(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
(2)	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 29, 2024. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
(3)	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 29, 2024 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

	1 Year	3 Years
Class 3	$101	$369

This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, which is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy, and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of the S&P 500 Index (a “corresponding ETF”), as described further below.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund will generally invest up to 80% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the S&P 500 Index over a six-year period (the “Outcome Period”). The initial Outcome Period for the Fund commenced on January 12, 2023. Following the initial Outcome Period, each subsequent Outcome Period will be a six-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period at a declared rate (the “Par Up Rate”) if the S&P 500 Index experiences gains during that time, as described below. A separate layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 20% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 20% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Par Up Rate by purchasing long call FLEX Options on the S&P 500 Index or a corresponding ETF with a strike price of such options approximately equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, and (ii) yield expected to be received from the Collateral Portfolio.

The Par Up Rate is the rate at which the Fund will seek to track any upside market performance of the S&P 500 Index. Milliman calculates the Par Up Rate based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. The Par Up Rate as of January 12, 2023 is provided below. Once calculated, the Par Up Rate for a particular Outcome Period will not change during that Outcome Period; however, in certain market conditions, the performance of the Collateral Portfolio could reduce the impact of the Par Up Rate.

Share Class	Par Up Rate* (As of January 12, 2023)
Prior to Taking into Account Fund Fees and Expenses
Class 3	108%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

The Buffer is only operative against the first 20% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 20% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio. The Buffer is not operative against losses in the Collateral Portfolio. If the Collateral Portfolio experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	20%	14.23%

The definitive Par Up Rate and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Par Up Rate and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the S&P 500 Index because the Fund’s performance will vary with fluctuations in the performance of the Collateral Portfolio, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF. The Fund also incurs fees and expenses when transacting in options contracts. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index (meaning that the Fund’s NAV will generally increase if the S&P 500 Index experiences gains or decrease if the S&P 500 Index experiences losses), the Fund’s NAV may not decrease at the same rate as the S&P 500 Index (especially when factoring in the performance of the Collateral Portfolio) and will not increase at the same rate as the S&P 500 Index (especially when factoring in the Par Up Rate and the performance of the Collateral Portfolio). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the S&P 500 Index and the Collateral Portfolio over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the S&P 500 Index for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the S&P 500 Index from (100)% to 100% after taking into account the Par Up Rate and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the S&P 500 Index or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF, during the Outcome Period, among other factors. The performance of the Collateral Portfolio could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(80)%[2]	(30)%[2]	0%[2]	0%[2]	0%[2]	0%	6%[3]	12%[3]	18%[3]	24%[3]	60%[3]	120%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio.

2	Reflects the impact of the Buffer.

3	Reflects the impact of an assumed Par Up Rate of 120%.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Par Up Rate. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Par Up Rate. This means that if the S&P 500 Index experiences gains for the Outcome Period, an investor in the Fund will only experience a percentage of those gains (equal to the Par Up Rate multiplied by the S&P 500 Index gains). Milliman calculates the Par Up Rate for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. In certain market conditions, the performance of the Collateral Portfolio could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 20% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 20%, an investor purchasing Shares at that time will be able to participate in any gains thereafter, but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 20% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 20% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio. If the Collateral Portfolio experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy every six years, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer and the Par Up Rate, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated range of the Par Up Rate that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Par Up Rate for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Fund has characteristics unlike traditional investment products and will not be suitable for all investors. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate, while limiting downside losses in the Fund’s S&P 500 Index exposure, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The Buffer is only operative against the first 20% of losses in the Fund's S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 20% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund's S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio. If the Collateral Portfolio experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of the Par Up Rate on Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period. Accordingly, the Fund will not fully participate in any gains achieved by the S&P 500 Index. In addition, in the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the returns realized by that investor may not match those that the Fund seeks to achieve pursuant to the Par Up Rate. In certain market conditions, the performance of the Collateral Portfolio could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund. Additional information regarding possible Outcomes for the Fund depending upon projected index performance is available online at www.millimanfunds.com.

Par Up Rate Change Risk. Because the Par Up Rate for each Outcome Period is calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that Milliman is able to purchase at that time, the Par Up Rate may rise or fall from one Outcome Period to the next. Any change in the Par Up Rate could be significant and it is unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Options Pricing Risk. The Fund transacts in FLEX Options that have an exercise date six years after the initial transaction date. Because, at times, there might not be market activity for these options, the ability of the Fund to value them becomes more difficult and the judgment of Milliman (employing the fair value procedures adopted by the Board) may play a greater role in their valuation due to this reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, including through the use of model-based pricing, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Performance

Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Milliman Financial Risk Management LLC (“Milliman”) serves as investment adviser to the Fund.

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

▪	Robert T. Cummings, Principal & Head of Portfolio Management at Milliman.

▪	Maria Schiopu, Principal & Head of Portfolio Management at Milliman.

▪	Jeff Greco, Principal & Head of Strategy Research at Milliman.

▪	Jordan Rosenfeld, Portfolio Manager at Milliman.

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in January 2023.

Purchase and Sale of Shares

Shares are available as underlying investment options for variable annuity contracts and variable life insurance policies (each, a “variable contract,” and, collectively, the “variable contracts”) issued by insurance companies. These insurance companies are the record owners of the separate accounts holding the Shares. You do not buy, sell or exchange Shares directly; rather, you choose investment options through your variable contracts. The insurance companies then cause the separate accounts to purchase and redeem Shares according to the investment options you choose.

Tax Information

The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because Shares must be purchased through separate accounts used to fund variable contracts, such dividends and distributions will be exempt from current taxation by owners of variable contracts (each, a “contract owner,” and, collectively “contract owners”) if left to accumulate within a separate account. Consult the variable contract prospectus for additional tax information.

Payments to Insurance Companies and Other Financial Intermediaries

If you allocate contract value to the Fund through an insurance company or other financial intermediary, the Fund, Milliman, the Fund’s distributor or their related companies may pay the insurance company and/or its affiliates or other intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend an indirect investment in the Fund over another investment. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jan (II)

Investment Objective

The Fund seeks to provide exposure to the S&P 500 Index, while limiting losses to 50% of the losses associated with S&P 500 Index performance and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a six-year period.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)
Class 3
Management Fees	0.49%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.50%
Acquired Fund Fees and Expenses(1)	0.08%
Total Annual Fund Operating Expenses	1.32%
Fee Waiver and/or Expense Reimbursement(2)(3)	(0.33)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99%

(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
(2)	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 29, 2024. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
(3)	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 29, 2024 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

	1 Year	3 Years
Class 3	$101	$369

This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, which is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy, and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of the S&P 500 Index (a “corresponding ETF”), as described further below.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund will generally invest up to 80% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the S&P 500 Index over a six-year period (the “Outcome Period”). The initial Outcome Period for the Fund commenced on January 12, 2023. Following the initial Outcome Period, each subsequent Outcome Period will be a six-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period at a declared rate (the “Par Up Rate”) if the S&P 500 Index experiences gains during that time, as described below. A separate layer is designed to limit losses to 50% of the losses experienced by the S&P 500 Index for the Outcome Period (the “Par Down Rate”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate or limit losses that correlate to those of the S&P 500 Index at the Par Down Rate.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Par Down Rate by writing put FLEX Options on the S&P 500 Index or a corresponding ETF to achieve exposure equivalent to approximately 50% of the Fund’s net assets, with a strike price of such options that is equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Par Up Rate by purchasing long call FLEX Options on the S&P 500 Index or a corresponding ETF with a strike price of such options approximately equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Par Down Rate, and (ii) yield expected to be received from the Collateral Portfolio.

The Par Up Rate is the rate at which the Fund will seek to track any upside market performance of the S&P 500 Index. Milliman calculates the Par Up Rate based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. The Par Up Rate as of January 12, 2023 is provided below. Once calculated, the Par Up Rate for a particular Outcome Period will not change during that Outcome Period; however, in certain market conditions, the performance of the Collateral Portfolio could reduce the impact of the Par Up Rate.

Share Class	Par Up Rate* (As of January 12, 2023)
Prior to Taking into Account Fund Fees and Expenses
Class 3	104.17%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

The Par Down Rate is the rate at which the Fund will seek to track any downside market performance of the S&P 500 Index. The Par Down Rate is designed to limit losses in the Fund’s S&P 500 Index exposure to 50% for the Outcome Period. The Fund seeks to limit losses against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio. The Par Down Rate is not operative against losses in the Collateral Portfolio. If the Collateral Portfolio experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Par Down Rate on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Par Down Rate:

Share Class	Par Down Rate*
Prior to Taking into Account Fund Fees and Expenses
Class 3	50%

*	The performance of the Fund’s downside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Down Rate by the negative returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

The definitive Par Up Rate and Par Down Rate will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Par Up Rate and the Par Down Rate. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the S&P 500 Index because the Fund’s performance will vary with fluctuations in the performance of the Collateral Portfolio, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF. The Fund also incurs fees and expenses when transacting in options contracts. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index (meaning that the Fund’s NAV will generally increase if the S&P 500 Index experiences gains or decrease if the S&P 500 Index experiences losses), the Fund’s NAV will not decrease at the same rate as the S&P 500 Index (especially when factoring in the Par Down Rate and the performance of the Collateral Portfolio) and will not increase at the same rate as the S&P 500 Index (especially when factoring in the Par Up Rate and the performance of the Collateral Portfolio). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Par Down Rate on the Fund’s NAV, because the Par Down Rate may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the S&P 500 Index and the Collateral Portfolio over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the S&P 500 Index for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the S&P 500 Index from (100)% to 100% after taking into account the Par Up Rate and the Par Down Rate, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the S&P 500 Index or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF, during the Outcome Period, among other factors. The performance of the Collateral Portfolio could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(50)%[2]	(25)%[2]	(10)%[2]	(5)%[2]	(2.5)%[2]	0%	6%[3]	12%[3]	18%[3]	24%[3]	60%[3]	120%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio.

2	Reflects the impact of the Par Down Rate.

3	Reflects the impact of an assumed Par Up Rate of 120%.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Par Up Rate. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Par Up Rate. This means that if the S&P 500 Index experiences gains for the Outcome Period, an investor in the Fund will only experience a percentage of those gains (equal to the Par Up Rate multiplied by the S&P 500 Index gains). Milliman calculates the Par Up Rate for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. In certain market conditions, the performance of the Collateral Portfolio could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Understanding the Par Down Rate. The Par Down Rate is intended to limit losses in the Fund’s S&P 500 Index exposure to 50% of the losses the S&P 500 Index experiences for the Outcome Period. While the Fund seeks to provide returns that are limited to 50% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Par Down Rate is not operative against losses in the Collateral Portfolio. If the Collateral Portfolio experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Par Down Rate on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy every six years, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Par Up Rate and the Par Down Rate, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated range of the Par Up Rate that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Par Up Rate for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Fund has characteristics unlike traditional investment products and will not be suitable for all investors. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Par Down Rate Risk. There can be no guarantee that the Fund will be successful in its strategy to limit losses in the Fund’s S&P 500 Index exposure to 50% of the losses experienced by the S&P 500 Index over the Outcome Period. The success of the Par Down Rate also depends upon the performance of the Collateral Portfolio. If the Collateral Portfolio experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Par Down Rate on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Par Down Rate, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Par Down Rate that the Fund seeks to provide may not be available or fully applicable.

Risk of the Par Up Rate on Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period. Accordingly, the Fund will not fully participate in any gains achieved by the S&P 500 Index. In addition, in the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the returns realized by that investor may not match those that the Fund seeks to achieve pursuant to the Par Up Rate. In certain market conditions, the performance of the Collateral Portfolio could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund. Additional information regarding possible Outcomes for the Fund depending upon projected index performance is available online at www.millimanfunds.com.

Par Up Rate Change Risk. Because the Par Up Rate for each Outcome Period is calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that Milliman is able to purchase at that time, the Par Up Rate may rise or fall from one Outcome Period to the next. Any change in the Par Up Rate could be significant and it is unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Options Pricing Risk. The Fund transacts in FLEX Options that have an exercise date six years after the initial transaction date. Because, at times, there might not be market activity for these options, the ability of the Fund to value them becomes more difficult and the judgment of Milliman (employing the fair value procedures adopted by the Board) may play a greater role in their valuation due to this reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, including through the use of model-based pricing, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Performance

Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Milliman Financial Risk Management LLC (“Milliman”) serves as investment adviser to the Fund.

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

▪	Robert T. Cummings, Principal & Head of Portfolio Management at Milliman.

▪	Maria Schiopu, Principal & Head of Portfolio Management at Milliman.

▪	Jeff Greco, Principal & Head of Strategy Research at Milliman.

▪	Jordan Rosenfeld, Portfolio Manager at Milliman.

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in January 2023.

Purchase and Sale of Shares

Shares are available as underlying investment options for variable annuity contracts and variable life insurance policies (each, a “variable contract,” and, collectively, the “variable contracts”) issued by insurance companies. These insurance companies are the record owners of the separate accounts holding the Shares. You do not buy, sell or exchange Shares directly; rather, you choose investment options through your variable contracts. The insurance companies then cause the separate accounts to purchase and redeem Shares according to the investment options you choose.

Tax Information

The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because Shares must be purchased through separate accounts used to fund variable contracts, such dividends and distributions will be exempt from current taxation by owners of variable contracts (each, a “contract owner,” and, collectively “contract owners”) if left to accumulate within a separate account. Consult the variable contract prospectus for additional tax information.

Payments to Insurance Companies and Other Financial Intermediaries

If you allocate contract value to the Fund through an insurance company or other financial intermediary, the Fund, Milliman, the Fund’s distributor or their related companies may pay the insurance company and/or its affiliates or other intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend an indirect investment in the Fund over another investment. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Additional Information About the Funds and the Risks of Investing

Additional Information About the Funds’ Investment Objectives

Each Fund seeks to provide exposure to the S&P 500 Index, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, while providing a combination of two of the following “Options Strategies,” which are designed to produce certain pre-determined outcomes (the “Outcomes”), over a six-year period (each, an “Outcome Period”), as specified in each Fund’s name:

Options Strategies	Description
1. Buffer Strategy	Designed to provide a cushion against a specified percentage of losses in the Fund’s S&P 500 Index exposure (the “Buffer”) if the S&P 500 Index experiences losses during the Outcome Period.
2. Par Up Strategy	Designed to provide participation in the gains of the S&P 500 Index at a declared participation rate (the “Par Up Rate”) if the S&P 500 Index experiences gains during the Outcome Period.
3. Par Down Strategy	Designed to limit losses in the Fund’s S&P 500 Index exposure at a declared participation rate (the “Par Down Rate”) if the S&P 500 Index experiences losses during the Outcome Period.

The specific Options Strategies utilized by the Funds are as follows:

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Strategy FLEX Options Strategies 1 and 2 Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (II)	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Strategy FLEX Options Strategies 2 and 3 Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jan (II)

Each Fund’s investment objective may be changed without shareholder approval by the Board of Trustees of the Trust (the “Board”) upon 60 days’ notice to shareholders. There is no guarantee that a Fund will be successful in its attempt to achieve its investment objective and/or Outcomes. There also is no guarantee that a particular Options Strategy will be successful. An investor may lose some or all of their investment in a Fund.

During temporary defensive periods, which may include periods during which options trading is not possible or practical for a Fund, the period during which investor assets are first being invested in a Fund, or during a Fund rebalance (i.e., the period during which the Fund is transitioning its Outcome Period), a Fund may deviate from its investment objective and strategies. During such periods, a Fund may invest up to 100% of its assets in the Collateral Portfolio and may not achieve its investment objective.

Additional Information About the Reference Indices

The following provides additional information about the S&P 500 Index, which is utilized as a reference asset (either directly or indirectly through ETFs) for the options contracts in all of the Options Strategies:

▪	The S&P 500 Index is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the 500 leading companies in leading industries. The S&P 500 Index is rebalanced quarterly in March, June, September and December.

Additional Information About Options

Each Fund seeks to achieve its Outcomes by purchasing and writing (selling) FLEX Options to create layers within its portfolio. There is no guarantee that a Fund will be successful in its attempt to achieve its Outcomes. While the Funds will primarily transact in FLEX Options, each Fund may utilize OTC options if no FLEX Options are available or appropriate for use in that Fund. FLEX Options are options contracts that trade on an exchange, but provide an investor with the ability to customize key contract terms like strike price, style and expiration date, while achieving price discovery (i.e., determining market prices) in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. OTC options are traded and privately negotiated in the OTC market and are subject to counterparty risk of the writer of the options contract. Many counterparties to OTC options are financial institutions, such as banks and broker-dealers, and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally.

The options contracts in which Milliman transacts on behalf of the Funds are all European style options (i.e., options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange. The reference assets for each Fund’s options position will be the S&P 500 Index, as described above, or an ETF, including an ETF that seeks to track the performance of the S&P 500 Index.

Additional Information About Other Fund Holdings

The collateral component of the each Fund’s portfolio (the “Collateral Portfolio”) may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, ABS, securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, and options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Collateral Portfolio is designed primarily to serve as margin or collateral for the Fund’s options positions and secondarily to enhance the Fund’s upside S&P 500 Index options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional options contracts).

Each Fund will generally invest up to 80% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds. Investment grade corporate bonds generally include: (i) bonds rated BBB- or higher by S&P Global Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), (ii) comparably rated short term bonds, or (iii) unrated bonds determined by an underlying ETF’s investment adviser to be of comparable quality, each at the time of purchase.

Additional Information About the Risks of Investing in the Funds

You could lose money by investing in the Funds. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Fund has characteristics unlike traditional investment products and will not be suitable for all investors. There can be no assurance that a Fund’s investment objectives and/or the Outcomes will be achieved.

Options Strategies Risks. The Options Strategies implemented by the Funds are subject to the following risks:

▪	Buffer Strategy Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio. If the Collateral Portfolio experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the options contracts on behalf of the Fund, or redeems Shares prior to the expiration of those options contracts, the Buffer that the Fund seeks to provide may not be available or fully applicable.

▪	Par Down Strategy Risk. There can be no guarantee that the Fund will be successful in its strategy to limit losses in the Fund’s S&P 500 Index exposure to 50% of the losses experienced by the S&P 500 Index over the Outcome Period. The success of the Par Down Rate also depends upon the performance of the Collateral Portfolio. If the Collateral Portfolio experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Par Down Rate on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Par Down Rate, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the options contracts on behalf of the Fund, or redeems Shares prior to the expiration of those options contracts, the Par Down Rate that the Fund seeks to provide may not be available or fully applicable.

▪	Par Up Strategy Risk. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate if Shares are bought on the day on which Milliman transacts in the options contracts on behalf of the Fund and held until those options contracts expire at the end of the Outcome Period. Accordingly, the Fund will not fully participate in any gains achieved by the S&P 500 Index. In addition, in the event an investor purchases Shares after the date on which Milliman transacted in the options contracts on behalf of the Fund, or redeems Shares prior to the expiration of those options contracts, the returns realized by that investor may not match those that the Fund seeks to achieve pursuant to the Par Up Rate. In certain market conditions, the performance of the Collateral Portfolio could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

▪	Par Up Rate Change Risk. Because the Par Up Rate for each Outcome Period is based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call options contracts on the S&P 500 Index or corresponding ETFs that Milliman is able to purchase at that time, the Par Up Rate may rise or fall from one Outcome Period to the next. Any such change could be significant, and it is unlikely to remain the same for consecutive Outcome Periods.

▪	Outcome Period Risk. Each Fund’s investment strategy is designed to deliver returns that provide exposure to the S&P 500 Index if Shares are bought on the day on which the Fund enters into the options contracts and held until those options contracts expire at the end of the Outcome Period. In the event an investor purchases Shares after the date on which the options contracts were entered into or redeems Shares prior to the expiration of the options contracts, the returns realized by the investor will not match those that the Fund seeks to achieve. Under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), a Fund will not use defensive strategies or attempt to reduce its exposure to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, a Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions. In addition, a Fund’s options positions can only expire and settle on days when the Cboe Options Exchange is open. As a result, each Fund’s Outcome Period may be more or less than six years, depending upon the first and last business day within an Outcome Period. Additional information regarding possible Outcomes for the Fund depending upon projected index performance is available online at www.millimanfunds.com.

FLEX Options Risk. Each Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. A Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, a Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other derivatives, such as non-customized options. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of a Fund’s FLEX Options and therefore the NAV of the Fund. FLEX Options are also subject to valuation and leverage risks, as discussed below.

OTC Options Risk. When a Fund transacts in an OTC option, that Fund is exposed to default by the writer of the OTC option, who may be unwilling or unable to perform its contractual obligations to the Fund, which could also result in significant losses to the Fund. Because OTC options are not guaranteed for settlement by the OCC, they are generally considered to have greater counterparty risk than FLEX Options. In addition, as is the case with FLEX Options, in less liquid markets, terminating an OTC option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. A less liquid trading market may adversely impact the value of a Fund’s OTC options and therefore the NAV of the Fund. In addition, because there can be no assurance that a liquid secondary market will exist for any particular OTC option at any specific time, a Fund transacting in OTC options may be required to treat some or all of its OTC options as illiquid securities. Although Milliman will generally enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions, there is no assurance that Milliman will be able to close out an OTC option position for a Fund at a favorable price prior to exercise or expiration of the option. OTC options are also subject to valuation and leverage risks, as discussed below.

Options Value Correlation Risk. The options contracts held by a Fund generally will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the options contracts will be determined based upon market quotations or using other recognized pricing methods, consistent with the Trust’s valuation policy. The value of the options contracts prior to the expiration date will be affected by changes in the value of the applicable reference asset, changes in interest rates, changes in the actual and implied volatility of the reference asset, and the time remaining until expiration of the options contracts, among other factors. As a result, the value of a Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Options Pricing Risk. Funds with six-year Outcome Periods transact in FLEX Options that have an exercise date six years after the initial transaction date. Because, at times, there might not be market activity for these options, the ability of a Fund to value them becomes more difficult and the judgment of Milliman (employing the fair value procedures adopted by the Board) may play a greater role in their valuation due to this reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, including through the use of model-based pricing, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Options Leverage Risk. The use of options contracts involves leverage, which can cause a Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing a Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that a Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which a Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of options contracts, (ii) if the Fund is unable to maintain the proportional relationship based on the number of options contracts in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio, or (v) adverse tax law changes affecting the treatment of options contracts.

Tax Risk. Each Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, a Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that a Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that a Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If a Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Each Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and a Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. Transactions in FLEX Options are required to be centrally cleared. In a cleared transaction, a Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since each Fund is not a member of clearing house, and only members of clearing houses (“clearing members”) can participate directly in a clearing house, each Fund will hold FLEX Options through accounts at clearing members. In FLEX Options positions, a Fund will make payments (including margin payments) to, and receive payments from, a clearing house through the Fund’s accounts at clearing members. Funds held at a clearing organization in connection with any options contracts may be held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by a Fund with any clearing member as margin for FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of a Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors, as described further below. These risks could affect the value of investments in which a Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments.

▪	Call Risk. During periods of falling interest rates, an issuer of a callable bond held by a Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features.

▪	Credit Risk. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of a Fund’s investment in that issuer. The degree of credit risk depends on an issuer’s or counterparty’s financial condition and on the terms of an obligation.

▪	Interest Rate Risk. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns or pay dividends to its shareholders. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from a Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, a Fund may have a very low, or even negative yield. A low or negative yield would cause a Fund to lose money in certain conditions and over certain time periods. An increase in interest rates will generally cause the value of fixed-income securities held by a Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules.

▪	Liquidity Risk. Liquidity risk is the risk that a debt security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the relevant market).

▪	Maturity Risk. The value of a Fund’s debt investments is dependent on their maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of a Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies (such as Ginnie Mae) are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities (such as Fannie Mae and Freddie Mac) are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, particularly in declining general economic conditions when concern regarding mortgagees’ ability to pay (e.g., the ability of homeowners, commercial mortgagees, consumers with student loans, automobile loans or credit card debtholders to make payments on the underlying loan pools) rises, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to a Fund. In addition, ABS are subject to risks of the effects of possible legislation in the area of residential mortgages, credit cards and other loans that may collateralize these securities, any of which may create uncertainty or have other negative effects on the value of these investments.

Issuer Risk. The performance of a Fund depends on the performance of individual securities to which the Fund has exposure. A Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. Each Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for a Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for a Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce a Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, a Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. A Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of an options contract or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of investments.

▪	COVID-19 Risk. The outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and/or economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on a Fund’s performance.

Non-Diversification Risk. Each Fund is classified as “non-diversified” under the 1940 Act. As a result, a Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. Each Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, a Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, a Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause a Fund to sell portfolio holdings at times when it would not otherwise do so. In addition, these transactions may increase a Fund’s transaction costs and/or result in an increase to the Fund’s expense ratio. When experiencing a large redemption, a Fund may delay payment of the redemption proceeds up to seven days to provide Milliman with time to determine if the Fund can redeem the request in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, a Fund may be unable to delay a redemption request or satisfy the redemption in-kind, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.

Additional Risks Applicable to the Underlying ETFs and Money Market Funds. An investment in a Fund is subject to the risks associated with the underlying ETFs and money market funds (each, an “Underlying Fund,” and, collectively, the “Underlying Funds”) in which it invests, which include, but are not limited to: (i) the risks associated with the underlying assets held by the Underlying Funds in which the Fund invests; (ii) the risk that such Underlying Fund’s investment strategy may not produce the intended results; (iii) the risk that securities or other assets held by such Underlying Fund may underperform in comparison to the general securities markets or other asset classes; and (iv) the risk that the Underlying Fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to losses due to adverse occurrences affecting that issuer, market, industry or sector. In addition, at times, certain segments of the market represented by certain Underlying Funds may be out of favor and underperform other segments. A Fund will indirectly pay a proportional share of the expenses of the Underlying Funds in which it invests (including operating expenses and management fees), in addition to its fees and expenses. As a result, shareholders will absorb duplicate levels of fees with respect to a Fund’s investments in such other Underlying Funds.

Investments in ETFs are subject to the following additional risks:

▪	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with an ETF, and none of those authorized participants is obligated to engage in creation and/or redemption transactions. Each ETF has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable or unwilling to proceed with creation or redemption orders with respect to the ETF, and no other authorized participant is able or willing to step forward to create or redeem, shares of an ETF may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

▪	Index-Based ETF Risk. The Funds will invest in ETFs that seek to track the performance of an underlying index. Therefore, these ETFs will not necessarily buy or sell a security unless that security is added to, or removed from, respectively, its underlying index, and generally will not attempt to take defensive positions under any market conditions, including declining markets. In addition, there is no guarantee that such ETFs will achieve investment results that have a high degree of correlation to the performance of their respective underlying indexes or that such ETFs will achieve their investment objectives. Market disruptions and regulatory restrictions could have an adverse effect on an ETF’s ability to adjust its exposure to the required levels in order to track its underlying index. Errors in index data, index computations or the construction of the underlying index in accordance with its methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the ETF and its shareholders, such as the Funds. Unusual market conditions may cause the index provider to postpone a scheduled rebalance, which could cause the underlying index to vary from its normal or expected composition.

▪	Market Trading Risk. Each ETF faces numerous market trading risks, including the potential lack of an active market for ETF shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the ETF’s shares trading at a premium or discount to its NAV.

Investments in money market funds are subject to the following additional risks:

▪	Money Market Fund Risk. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Funds, may still lose money by investing in such funds. The share price of a money market fund can fall below the $1.00 share price. A money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and the sponsor is not obligated to enter into support agreements or take other actions to provide financial support to the fund or maintain the fund’s $1.00 share price at any time. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

▪	Yield Risk. A money market fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, a money market fund’s expenses could absorb all or a portion of the money market fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.

Operational Risk. In addition to the principal risks discussed above, the Funds are also exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the applicable Par Up Rates, processing and communication errors, errors of a Fund's service providers, counterparties or other third-parties, including errors relating to the administration and calculation of the S&P 500 Index, failed or inadequate processes, and technology or systems failures. The Funds and Milliman seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Investor Suitability

An investment in Shares may be suitable for you only if all of the following apply to you:

▪	Each Fund seeks to achieve specified Outcomes, but there is no guarantee that the Outcomes for an Outcome Period will be achieved. You fully understand the risks inherent in an investment in a Fund, including that you may lose some or all of your investment.

▪	The Outcomes described in this prospectus are specifically designed to apply only if you hold Shares on the first day of the Outcome Period and continue to hold them on the last day of the Outcome Period. You therefore desire to invest in a product with a return that depends upon the performance of the S&P 500 Index over a full Outcome Period.

▪	You are willing to hold Shares for the duration of the Outcome Period or, if you choose to purchase or redeem Shares during the Outcome Period, you understand the associated risks, including that you may receive a very different return based on the Fund’s value at the time of your purchase or redemption. Investors purchasing Shares of a Fund after the Outcome Period begins can access the Funds’ website at www.millimanfunds.com for additional information regarding possible Outcomes depending upon projected index performance.

▪	At the end of any particular Outcome Period, the relevant Fund will reset for a new Outcome Period tied to the S&P 500 Index and with the same downside protection rate (whether a Buffer Strategy or Par Down Strategy), but the Par Up Rate may change based on (i) evaluation by Milliman Financial Risk Management LLC, the Funds’ investment adviser (“Milliman”), of prevailing market conditions on the first day of the Outcome Period, and (ii) the total number of long call options contracts on the S&P 500 Index or corresponding ETF(s) that Milliman is able to purchase at that time (the number of which will depend, in part, upon the expected income from the Collateral Portfolio).

▪	You can tolerate fluctuations in the value of the NAV of the Shares prior to the end of the Outcome Period that may be similar to, or exceed, the downside fluctuations in the value of the S&P 500 Index.

▪	You understand and accept the risks associated with the Collateral Portfolio, including that it may (a) cause a Fund not to achieve its investment objective and/or Outcomes or (b) otherwise negatively impact the Fund’s Options Strategies.

▪	You understand that the performance of the Collateral Portfolio could cause a Fund to significantly underperform the S&P 500 Index.

▪	Investors investing in Funds utilizing the Buffer Strategy only: You are willing to be exposed to the downside performance of the S&P 500 Index beyond the stated Buffer at a rate of 1% for each 1% decrease in value of the S&P 500 Index.

▪	Investors investing in Funds utilizing the Par Down Strategy only: You understand and accept that you may experience losses in excess of the Par Down Rate in a Fund’s S&P 500 Index exposure for the applicable Outcome Period at the time of your investment.

▪	Investors investing in Funds utilizing the Par Up Strategy only: You understand and accept that your potential return is limited by the Par Up Rate in effect for the applicable Outcome Period at the time of your investment.

▪	You understand that a Fund’s investment strategy is not expected to provide dividends to you.

▪	You understand and accept the risks associated with the Underlying Funds.

▪	You are willing to assume counterparty risk with the relevant counterparty to a Fund’s options positions.

▪	You have visited the relevant Fund’s website and understand the Outcomes available to you based upon the Fund you selected at the time of your purchase.

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings information is available in the Funds’ Statement of Additional Information (“SAI”), which is available at www.millimanfunds.com.

Management and Organization

Investment Adviser

Milliman Financial Risk Management LLC (“Milliman”), located at 71 S. Wacker Drive, 31st Floor, Chicago, IL 60606, serves as investment adviser to each Fund. Milliman is a wholly owned subsidiary of Milliman, Inc. Milliman provides investment advisory, hedging, and consulting services on approximately $176 billion in assets as of December 31, 2021.

Under the Investment Advisory Agreement (the “Advisory Agreement”) with the Trust, Milliman manages the Funds in accordance with the policies and procedures established by the Board of Trustees of the Trust (the “Board”), and has agreed to perform, or arrange for the performance of, the day-to-day management of each Fund’s portfolio. Milliman also pays all expenses incurred by it in connection with its activities under the Advisory Agreement, including, but not limited to, expenses of all necessary investment and management facilities and investment personnel, including salaries, expenses and fees of any personnel required for it to faithfully perform its duties under the Advisory Agreement, and expenses of administrative facilities, including bookkeeping, clerical personnel and equipment necessary for the efficient conduct of the Adviser’s duties under the Advisory Agreement. In addition, Milliman pays, out of its legitimate profits, broker-dealers, trust companies, transfer agents and other financial institutions, including Participating Insurance Companies and/or their affiliates, in exchange for their selling of Shares or for recordkeeping or other shareholder support services, as further described under “Distribution Arrangements” below.

For services provided under the Advisory Agreement, Milliman receives from each Fund an annual fee, paid monthly, equal to 0.49% of the average daily net assets of each Fund.

Milliman has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit each Fund’s total annual operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 29, 2024. During its term, the Expense Limitation Agreement with respect to a Fund cannot be terminated or amended to increase the applicable limit without approval of the Board. Milliman may recoup from a Fund any advisory fees waived or expenses reimbursed pursuant to the applicable Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.

In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to each Fund’s acquired fund fees and expenses until at least April 29, 2024. This contract cannot be terminated or modified for a Fund without the consent of the Board.

A discussion regarding the basis for the Board approving the Advisory Agreement will be available in the Funds’ next annual or semi-annual report to shareholders, as applicable.

Portfolio Managers

The following individuals are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio:

▪	Robert T. Cummings is Senior Director – Head of Portfolio Management with Milliman. Mr. Cummings has served in this role since 2007. Mr. Cummings has more than 25 years of experience as a trader and portfolio manager with a primary focus on options.

▪	Maria Schiopu, CFA, joined Milliman in 2013 and is Senior Director – Head of Portfolio Management with Milliman. Ms. Schiopu holds a B.A. in Mathematics from Northwestern University. She is a Chartered Financial Analyst® (CFA) Charterholder.

▪	Jeff Greco, FRM, joined Milliman in 2012 and is Senior Director – Head of Strategy Research with Milliman. Prior to joining Milliman, Mr. Greco was a risk management professional at Citadel LLC. He also serves as an adjunct professor for the University of Chicago’s Financial Mathematics graduate program. Mr. Greco holds a B.S. and M.S. in mathematics from Carnegie Mellon University and a M.S. in applied mathematics from the University of Chicago.

▪

Jordan Rosenfeld joined Milliman in 2018 and is a Portfolio Manager with Milliman. He has more than seven years of experience in capital markets with a focus on derivatives trading and multi-asset strategy. Prior to joining Milliman, Mr. Rosenfeld was a global macro portfolio manager at Gelber Group. Mr. Rosenfeld holds a B.A. in Mathematics from Northwestern University and a M.S. in Computer Science from Georgia Institute of Technology.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in each Fund.

Commodity Exchange Act (“CEA”) Regulation and Exclusions

With respect to each Fund, Milliman has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the CEA and the rules of the Commodity Futures Trading Commission (“CFTC”) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, Milliman is relying upon a related exclusion from the definition of “commodity trading advisor” (“CTA”) under the CEA and the rules of the CFTC with respect to each Fund. The terms of the CPO exclusion require each Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Funds are permitted to invest in these instruments as further described in the Funds’ SAI. However, the Funds are not intended as vehicles for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved Milliman’s reliance on these exclusions, or the Funds, their investment strategies or this Prospectus.

Additional Information About the Shares

Pricing of Shares

A Fund determines its NAV per share as of close of regular trading on the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m., Eastern time) on each business day the Exchange is open for regular trading. If the Exchange closes early on a valuation day, a Fund shall determine NAV as of that time. In calculating NAV, each Fund generally values its investment portfolio at market price.

FLEX Options will be valued at a market-based price provided by the exchange on which the FLEX Option is traded at the official close of that exchange’s trading date. If the exchange on which the FLEX Option is traded is unable to provide a market price, FLEX Options prices will be provided by a model-pricing provider. OTC options will be valued at the mean of the most recent bid and asked price, if available, or otherwise at their closing bid price. Otherwise, the value of an options contract will be determined by the Trust’s pricing committee (the “Pricing Committee”) in accordance with the pricing and valuation procedures adopted by the Board (the “Valuation Procedures”).

Equity securities, including shares of ETFs, listed on any national or foreign exchange (excluding the Nasdaq National Market (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded, or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities.

Fixed income securities will generally be valued using a Pricing Service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination.

The Funds’ accounting agent may obtain all market quotations used in valuing securities from a third-party pricing service vendor (a “Pricing Service”). If no quotation can be obtained from a Pricing Service, then the Funds’ account agent will contact the Pricing Committee, which is responsible for establishing the valuation of portfolio securities and other instruments held by the Fund in accordance with the Valuation Procedures. The Pricing Committee will then attempt to obtain one or more broker quotes for the security or other asset daily and will value the security or other asset accordingly.

If no quotation is available from either a Pricing Service, or one or more brokers, or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security or other asset held by a Fund for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security or other asset on the valuation date.

To the extent a Fund invests in shares of one or more mutual funds, including money market funds, the Fund values those shares at their respective NAVs.

For more information about how each Fund’s NAV is determined, please see the section in the SAI entitled “Purchases, Redemptions and Pricing of Shares.”

Purchase and Sale of Shares

Shares of a Fund may be purchased and sold only through variable contracts offered by insurance companies with which the Trust has entered into a participation agreement (each, a “Participating Insurance Company,” and, collectively, the “Participating Insurance Companies”). These Participating Insurance Companies are the record owners of the separate accounts holding the Shares. You do not buy, sell or exchange Shares directly; rather, you choose investment options through your variable contract. The Participating Insurance Companies then cause the separate accounts to purchase and redeem Shares according to the investment options you previously chose.

Each Fund sells and redeems its Shares, without charge, at their NAV next determined after the applicable Fund or its agent receives a purchase or redemption request in good order. The value of Shares redeemed may be more or less than the original cost. The Funds generally intend to redeem their Shares for cash. Subject to applicable federal law including the 1940 Act, a Fund may also redeem its Shares wholly or partly in securities or other assets if the Board determines, in its sole discretion, that such payment is advisable in the interest of the remaining shareholders of the applicable Fund. If a redemption is paid wholly or partly in securities or other assets, the redeeming shareholder would incur transaction costs in disposing of the redemption proceeds.

Each Fund normally pays for Shares redeemed within seven days after the applicable Fund receives the redemption request in good order. However, the Trust may suspend the right of redemption for any Fund for such periods of time as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or other assets, or the valuation of net assets, not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

Share Classes

The Funds currently offer only Class 3 shares, which charge a distribution fee pursuant to a “Rule 12b-1 Plan,” as described further below under “Distribution Arrangements.”

Frequent Purchases and Redemptions of Shares

Each Fund seeks to discourage excessive short-term trading in Shares (i.e., either frequent exchanges between Shares or redemptions and repurchases of Shares, in either case, within a short period of time), which may negatively impact long-term Fund performance and disrupt portfolio management strategies by requiring the applicable Fund to maintain excessive cash and/or liquidate portfolio holdings at disadvantageous times and prices, in addition to incurring increased brokerage and other transaction or administrative costs. In addition, under certain circumstances, the value of Shares held by long-term investors may be diluted where excessive short-term trading activity is conducted to seek to take advantage of arbitrage opportunities from stale prices for portfolio assets. A Fund may be more or less affected by short-term trading in Shares depending on various factors, such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in the Shares and other factors. Funds that invest in foreign securities or other assets may be at greater risk for excessive short-term trading.

The Board has adopted policies and procedures designed to discourage excessive short-term trading of Shares (the “Market Timing Policy”). The Board may revise the Market Timing Policies at any time and without prior notice.

It is difficult for the Funds to monitor short-term trading because the insurance company separate accounts that invest in the Funds typically aggregate the trades of all of their respective contract owners into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract owners’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, excessive short-term trading by an individual contract owner within that aggregated trade or omnibus account, but, instead, must rely on the insurance company to monitor its individual contract owner trades to identify excessive short-term traders.

The Trust has therefore entered into agreements with each Participating Insurance Company to help detect and prevent excessive short-term trading. Under these agreements, a Participating Insurance Company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Shares through the omnibus account; and (ii) restrict further purchases or exchanges of Shares by a contract owner that a Fund has identified as engaging in excessive short-term trading. Participating Insurance Companies have also agreed to assist the Trust in implementing the Market Timing Policies. Accordingly, if a Fund detects potential excessive short-term trading activity, the Fund will generally contact the applicable Participating Insurance Company and may ask the Participating Insurance Company to take additional action, if appropriate, based on the particular circumstances. When a Fund identifies, or it or its agent believes it has identified, excessive short-term trading activity, the Fund may, in its sole discretion, restrict or reject any such purchases or exchanges.

Each insurance company has its own policies and restrictions on excessive short-term trading. Additionally, the terms and restrictions on excessive short-term trading may vary from one variable contract to another, even among those variable contracts issued by the same insurance company. Therefore, please refer to the prospectus and SAI for your variable contract for specific details about limitations on transfers and other transactions that your insurance company may impose in seeking to discourage excessive short-term trading.

Distribution and Servicing of Shares

Distribution Plan

The Trust has adopted a Distribution Plan under Rule 12b-1 (“Rule 12b-1 Plan”) of the 1940 Act with respect to Class 3 shares. The Rule 12b-1 Plan allows the Funds to pay distribution fees to their principal underwriter or to Participating Life Insurance Companies and/or their affiliates, or to any other eligible institution, for distribution activities related to the indirect marketing of the Funds to the contract owners, and/or for other contract owner services. The Rule 12b-1 Plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of a Fund). Because each Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

Payments to Insurance Companies and/or their Affiliates

Marketing Support Services. The Participating Insurance Company that issued your variable contract and/or their affiliates may receive the Rule 12b-1 Plan fees discussed above. In addition to those payments, Milliman may, from time to time, at its expense and from its own legitimate profits, make cash payments to a Participating Insurance Company and/or its affiliates as incentives to certain Participating Insurance Companies and/or their affiliates to promote the sale and retention of Shares. Milliman may also make payments to Participating Insurance Companies and/or their affiliates for marketing support, training and ongoing education for sales personnel about the Funds, financial planning needs of contract owners that allocate contract value to a Fund, marketing and advertising of the Funds, and access to periodic conferences relating directly or indirectly to the Funds, among other marketing support services. The benefits Milliman receives when making these payments may include, among other things, adding the Funds to the list of underlying investment options in the Participating Insurance Company’s variable contracts and access to individual members of a Participating Insurance Company’s sales force or its management. Milliman compensates Participating Insurance Companies and/or their affiliates differently, generally depending upon the level and/or type of services received. The payments Milliman makes may be calculated on sales of Shares (“Sales-Based Payments”), in which case such payments are based on the offering price of all Shares sold through variable contracts during the particular period. Such payments also may be calculated on the average daily net assets of the Funds attributable to a particular Participating Insurance Company and/or its affiliates (“Asset-Based Payments”) during a defined period. Sales-Based Payments primarily create incentives to make sales of Shares and Asset-Based Payments primarily create incentives to retain assets of the Funds in Participating Insurance Company separate accounts. To the extent Participating Insurance Companies sell more Shares of a Fund or retain Shares of a Fund in their contract owners’ accounts, Milliman may directly or indirectly benefit from the incremental management and other fees paid to Milliman by the Funds with respect to those assets.

Administrative Support Services. Milliman may make payments to Participating Insurance Companies and/or their affiliates for certain administrative services relating to the Funds. These services may include, but are not limited to, distributing Fund documents, such as prospectuses and shareholder reports, to existing contract owners; hosting and maintaining a website to ensure that Fund documents are publicly accessible, free of charge, to existing contract owners; maintaining and preserving records related to the purchase, redemption and other account activity of contract owners; assisting with proxy solicitations on behalf of the Funds, including soliciting and compiling voting instructions from contract owners; preparing, printing and distributing reports of values to existing contract owners with respect to their existing contract values allocated to the Funds; receiving and answering correspondence from existing contract owners, including requests for Fund documents, relating to their existing investments in the Funds; and answering questions from existing contract owners about their current investments in the Funds. The cost of providing the services and the overall package of services provided may vary from one arrangement to another. Milliman does not make an independent assessment of a Participating Insurance Company’s or its affiliate’s cost of providing such services. Accordingly, a Participating Insurance Company or its affiliate may earn profits on these payments for these services, since the amount of the payments may exceed the actual costs of providing the services. Milliman pays for these administrative support services out of its own legitimate profits.

Additional Information About these and Other Payments. You can find further details in the SAI about these payments and the services provided by Participating Insurance Companies and/or their affiliates. In certain cases, these payments could be significant to the Participating Insurance Company or its affiliate. Your insurance company may charge you additional fees or commissions on your variable contract other than those disclosed in this Prospectus. You may ask your insurance company about any payments it or its affiliates receive from Milliman, or the Funds, as well as about fees and/or commissions the insurance company charges. The prospectus for your variable contract may also contain additional information about these payments.

Taxes

The below discussion of “Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Dividends and Distributions

Each Fund intends to elect and qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to the insurance company separate accounts. Each Fund expects to declare and distribute all of its net investment income, if any, at least annually. Each Fund will distribute net realized capital gains, if any, at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. Each Fund automatically reinvests any capital gains and income dividends in additional Shares of the Fund unless the insurance company has requested in writing to receive such dividends and distributions in cash.

Tax Status

To maintain its status as a regulated investment company, a Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a regulated investment company. Each Fund intends to treat options contracts referencing an index as “issued” by the securities underlying the index. This, in turn, would allow the Fund to count the options contracts as automatically diversified investments under the Code’s diversification requirements. This position is consistent with informal guidance from the IRS but has not been confirmed by published guidance or case law. If the options contracts are not treated as issued by the issuer of the securities underlying the index for diversification test purposes, there is a risk that the Fund could lose its regulated investment company status.

A Fund’s investments in offsetting positions with respect to the S&P 500 Price Index may be “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions. The tax consequences of straddle transactions to a Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by a Fund. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if a Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Under Section 1256 of the Code, certain types of exchange-traded options, including FLEX Options, are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause a Fund to have taxable income without receiving cash. In order to maintain its RIC qualification, a Fund must distribute at least 90% of its income annually. If the options in which a Fund invests are subject to Section 1256 of the Code and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. On the other hand, positions that are subject to the Section 1256 mark-to-market rules statutorily produce gain or loss that is 60% long-term capital gain and 40% short-term capital gain. In addition, offsetting positions that are both subject to Section 1256 are not subject to the straddle rules discussed above. Thus, positions subject to Section 1256 may force a Fund to make increased distributions, but also increase the amount of long-term capital gain recognized as compared to positions subject to the straddle rules.

Shares must be purchased through separate accounts used to fund variable insurance contracts. As a result, it is anticipated that any income dividends or capital gains distributed by a Fund will be exempt from current taxation by contract holders if left to accumulate within a separate account. Withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1∕2, a 10% penalty tax. Investors should ask their own tax advisors for more information on their tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which Shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

Financial Highlights

Financial highlights information is not provided because the Funds did not commence investment operations as of the fiscal year ended December 31, 2021.

Disclaimers

Milliman references certain information and data from the sponsors of the S&P 500 Index (the “Sponsor”) pursuant to an agreement between Milliman and such Sponsor (the “Sponsor Agreement”). Milliman sub-contracts its rights under the Sponsor Agreement to the Trust at no charge, so that when each Fund transacts in options contracts it can reference the S&P 500 Index, as requested by the Sponsor. Milliman, the Trust and the Funds do not guarantee the accuracy or the completeness of the S&P 500 Index or any data included therein and Milliman, the Trust and the Funds shall have no liability for any errors, omissions or interruptions therein. Milliman, the Trust and the Funds make no warranty, express or implied, to investors in Shares, or to any other person or entity, in connection with the reference to the S&P 500 Index or any data included in the S&P 500 Index. Without limiting any of the foregoing, in no event shall Milliman, the Trust or any Fund have any liability for any special, punitive, direct, indirect, consequential or any other damages (including lost profits), even if notified of the possibility of such damages related to such references of the S&P 500 Index.

In addition, the following disclaimers are required to be disclosed pursuant to the terms of the Sponsor Agreement:

S&P Dow Jones Indices LLC

The “S&P 500” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) has been licensed for use by Milliman Financial Risk Management LLC. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Milliman Financial Risk Management LLC. The Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (II) and Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jan (II) (for purposes of this sub-section, collectively, the “Funds”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). The S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 to track general market performance. S&P Dow Jones Indices only relationship to Milliman Financial Risk Management LLC with respect to the S&P 500 is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 is determined, composed and calculated by S&P Dow Jones Indices without regard to Milliman Financial Risk Management LLC or the Funds. S&P Dow Jones Indices have no obligation to take the needs of Milliman Financial Risk Management LLC or the owners of the Funds into consideration in determining, composing or calculating the S&P 500. The S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the S&P 500 will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY MILLIMAN FINANCIAL RISK MANAGEMENT LLC, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND MILLIMAN FINANCIAL RISK MANAGEMENT LLC, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

This Prospectus is intended for use in connection with variable contracts. The Funds’ SAI contains more details about the Funds and is incorporated by reference into this Prospectus (is legally a part of this Prospectus). Once issued for a particular Fund, additional information about a Fund’s investments will also be available in the Fund’s annual and semi-annual reports to shareholders. In a Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Investors may make inquiries to the Funds or obtain (upon request and without charge) the Funds’ SAI, annual and/or semi-annual reports, once issued, by:

▪	calling 1-855-700-7959;

▪	visiting www.millimanfunds.com; or

▪	contacting your insurance company or other financial intermediary.

Reports and other information about the Funds are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

SEC 1940 Act file number: 811-23710.